Leases - Schedule of Financing Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Financing Lease Liabilities [Abstract]
2025	$ 128,607
2026	171,476	$ 171,476
2027	171,476	171,476
2028	47,607	171,476
Total lease payments	519,166	562,035
Less interest	71,591	82,764
Present value of lease liabilities	$ 447,575	$ 479,271